Share-Based Compensation Expense	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation Expense
10. Share-Based Compensation Expense
Predecessor Plans
Prior to the Business Combination, share-based payments to employees include grants of restricted share units (“RSUs”) and performance based restricted share units (“PRSUs”), which consist of both
Class A-1
and Class B common units in each type, are measured based on their estimated grant date fair value. The grant date fair value of the RSUs is equal to the value of the shares acquired by the Predecessor’s initial investors at the time of Alight Holding’s formation in 2017. The grant date fair values of the PRSUs are based on a Monte Carlo simulation methodology, which requires management to make certain assumptions and apply judgement.
Management determined the expected volatility based on the average implied asset volatilities of comparable companies as we do not have sufficient trading history for the PRSUs. The expected term represents the period that the PRSUs are expected to be outstanding. Because of the lack of sufficient historical data necessary to calculate the expected term, we used the contractual vesting period of five years to estimate the expected term. For the Predecessor period, the key assumptions included in the Monte Carlo simulation were expected volatility of 45%, a risk-free interest rate of 1% and no expected dividends.
The Company recognizes share-based compensation expense on a straight-line basis over the requisite service period for awards expected to ultimately vest. As a result of the change in control related to the Business Combination, the vesting of the time-based PRSU Class B units accelerated on the Closing Date. Prior to the Closing Date, the time-based PRSUs vested ratably over periods of one to five
years. The remaining unvested PRSU Class B units have vesting conditions that are contingent upon the achievement of defined internal rates of return and multiples on invested capital occurrence and of certain liquidity events. The
Class A-1
RSUs and PRSUs that were unvested as of the Closing Date have time-based and/or vesting conditions that are contingent upon the achievement of defined internal rates of return and multiples on invested capital occurrence and of certain liquidity events. Both the unvested
Class A-1
and Class B units were replaced with unvested shares of Alight common stock as discussed below.
Successor Plans
Share-based payments consist of grants of RSUs and PRSUs. The Company recognizes compensation expense on a straight-line basis over the requisite service period for awards expected to ultimately vest.
Predecessor Replacement Awards
In connection with the Business Combination, the holders of certain unvested awards under the Predecessor plans were granted replacement awards in the Successor company.

•
Class B units: The unvested Class B units of Alight Holdings were granted replacement unvested shares of Class A Common Stock, unvested shares of
Class B-1
common stock, and unvested shares of
Class B-2
common stock of the Company that ultimately vest on the third anniversary of the Closing Date, but could vest earlier based on the achievement of certain market-based conditions.

•
Class A-1
units: The unvested
Class A-1
units of Alight Holdings were granted replacement unvested shares of Class A Common Stock, unvested shares of Class B common stock, and unvested shares of
Class B-2
common stock of the Company on an equivalent fair value basis. The service-based portion of the grant vests ratably over periods of two to five years and the remaining portion vests upon achievement of certain market-based conditions.

The Class B and
Class A-1
units that were replaced represent the unvested Class A, unvested
Class B-1
and unvested
Class B-2
common stock subject to the forfeiture
re-allocation
provision per the Class Z instruments discussed in Note 9 “Stockholders’ Equity”. These unvested shares are accounted for as restricted stock in accordance with Accounting Standards Codification (“ASC”) 718.
Successor Awards
In connection with the Business Combination, the Company adopted the Alight, Inc. 2021 Omnibus Incentive Plan. Under this plan, for grants issued during the three months ended March 31, 2023, approximately 60% of the units are subject to time-based vesting requirements and approximately 40% are subject to performance-based vesting requirements. The majority of the time-based RSUs vest ratably each March 10 over a three
-year period with
one-third
vesting on each of March 10, 2024, 2025 and 2026. The PRSUs granted in 2023 vest upon achievement of the Company’s performance goal, Total Business Process as a Service (“BPaaS”) Revenue and Adjusted EBITDA.

The Company begins to recognize expense associated with the PRSUs when the achievement of the performance condition is deemed probable. During the three months ended March 31, 2023, expected achievement levels did not change for any of the performance periods based on management’s analysis of the corresponding performance conditions.
The fair value of each RSU and PRSU is based upon the grant date market price. The aggregate grant date fair value of RSUs and PRSUs granted during the three months ended March 31, 2023 was approximately $44 million and $29 million, respectively.
Restricted Share Units and Performance Based Restricted Share Units
The following tables summarizes the unit activity related to the RSUs and PRSUs during the three months ended March 31, 2023:

	RSUs (1)	Weighted Average Grant Date Fair Value Per Unit	PRSUs (1)(2)	Weighted Average Grant Date Fair Value Per Unit
Balance as of December 31, 2022	7,766,161	$10.28	30,085,723	$11.38
Granted	4,915,639	8.86	3,327,804	8.86
Vested	(1,754,312)	9.24	—	—
Forfeited	(507,752)	9.70	(1,596,278)	9.44

Balance as of March 31, 2023	10,419,736	$9.82	31,817,249	$11.22

(1)	These share totals include both unvested shares and restricted stock units.
(2)
PRSUs granted includes both new grants in the period as well as adjustments in the period to existing grants to account for the expected level of achievement of the performance-based vesting requirements.

Share-based Compensation
Total share-based compensation costs related to the RSUs and PRSUs are recorded in the Condensed Consolidated Statements of Comprehensive Income (Loss) as follows (in millions):

	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Cost of services, exclusive of depreciation and amortization	$9	$7
Selling, general and administrative	28	26

Total share-based compensation expense	$37	$33

As of March 31, 2023, total future compensation expense related to unvested RSUs was $90 million, which will be recognized over a remaining weighted-average amortization period of approximately 1.6 years. As of March 31, 2023, total future compensation expense related to PRSUs was $161 million, which will be recognized over a remaining weighted-average amortization period of approximately 1.5 years.
Employee Stock Purchase Plan
In December 2022, the Company began offering its employees an Employee Stock Purchase Plan (the “ESPP”). Under the ESPP, all full-time and certain part-time employees of the Company based in the U.S. and certain other countries are eligible to purchase Class A Common Stock of the Company twice per year at the end of a six-month
payment period (a “Payment Period”). During each Payment Period, eligible employees who so elect may authorize payroll deductions in an amount no less than 1% nor greater than 10% of his or her base pay for each payroll period in the Payment Period. At the end of each Payment Period, the accumulated deductions are used to purchase shares of Class A Common Stock from the Company up to a maximum of 1,250 shares for any one employee during a Payment Period. Shares are purchased at a price equal to 85% of the fair market value of the Company’s Class A Common Stock on the last business day of a Payment Period. As of March 31, 2023, no shares had been issued under the ESPP and the amount of share-based compensation costs related to the ESPP were not material.

10. Share-Based Compensation Expense
Predecessor Plans
Prior to the Business Combination, share-based payments to employees include grants of restricted share units (“RSUs”) and performance based restricted share units (“PRSUs”), which consist of both
Class A-1
and Class B common units in each type, are measured based on their estimated grant date fair value. The grant date fair value of the RSUs is equal to the value of the shares acquired by the Predecessor’s initial investors at the time of Alight Holding’s formation in 2017. The grant date fair values of the PRSUs are based on a Monte Carlo simulation methodology, which requires management to make certain assumptions and apply judgement.
Management determined the expected volatility based on the average implied asset volatilities of comparable companies as we do not have sufficient trading history for the PRSUs. The expected term represents the period that the PRSUs are expected to be outstanding. Because of the lack of sufficient historical data necessary to calculate the expected term, we used the contractual vesting period of five years to estimate the expected term. For the Predecessor period, the key assumptions included in the Monte Carlo simulation were expected volatility of 45%, a risk-free interest rate of 1% and no expected dividends.
The Company recognizes share-based compensation expense on a straight-line basis over the requisite service period for awards expected to ultimately vest. As a result of the change in control related to the Business Combination, the vesting of the time-based PRSU Class B units accelerated on the Closing Date. Prior to the Closing Date, the time-based PRSUs vested ratably over periods of one to five years. The remaining unvested PRSU Class B units have vesting conditions that are contingent upon the achievement of defined internal rates of return and multiples on invested capital occurrence and of certain liquidity events. The
Class A-1
RSUs and PRSUs that were unvested as of the Closing Date have time-based and/or vesting conditions that are contingent upon the achievement of defined internal rates of return and multiples on invested capital occurrence and of certain liquidity events. Both the unvested
Class A-1
and Class B units were replaced with unvested Alight common shares as discussed below.
The following tables summarizes the unit activity related to the RSUs and PRSUs during the Predecessor periods as follows:

		Weighted Average Grant Date Fair Value		Weighted Average Grant Date Fair Value
Predecessor	RSUs	Per Unit	PRSUs	Per Unit
Balance as of December 31, 2019	2,907	$4,785	7,563	$3,350

Granted	1,990	4,578	5,469	4,572
Vested	(944)	5,374	—	—
Forfeited	(954)	4,491	(3,809)	3,513

Balance as of December 31, 2020	2,999	$4,563	9,223	$4,015

Granted	254	28,875	389	24,420
Vested	(517)	5,459	—	—
Forfeited	(121)	4,527	(567)	2,626

Balance as of June 30, 2021	2,614	$6,741	9,045	$4,888

Successor Plans
Share-based payments consist of grants of RSUs and PRSUs. The Company recognizes compensation expense on a straight-line basis over the requisite service period for awards expected to ultimately vest.
Predecessor Replacement Awards
In connection with the Business Combination, the holders of certain unvested awards under the Predecessor plans were granted replacement awards in the Successor company.

•
Class B units: The unvested Class B units of Alight Holdings were granted replacement Unvested Class A common shares, Unvested
Class B-1
common shares, and Unvested
Class B-2
common shares of the Company that ultimately vest on the third anniversary of the Closing Date, but could vest earlier based on the achievement of certain market-based conditions.

•
Class A-1
units: The unvested
Class A-1
units of Alight Holdings were granted replacement Unvested Class A common shares, Unvested Class B common shares, and Unvested
Class B-2
common shares of the Company on an equivalent fair value basis. The service-based portion of the grant vests ratably over periods of two to five years and the remaining portion vests upon achievement of certain market-based conditions.

The Class B and
Class A-1
units that were replaced represent the Unvested Class A, Unvested
Class B-1
and Unvested
Class B-2
common shares subject to the forfeiture
re-allocation
provision per the Class Z instruments discussed in Note 9 “Stockholders’ and Members’ Equity.” These unvested shares are accounted for as restricted stock in accordance with ASC 718.
Successor Awards
In connection with the Business Combination, the Company adopted the Alight, Inc. 2021 Omnibus Incentive Plan. Under this plan, for grants issued during the Successor year ended December 31, 2022 and six months ended December 31, 2021, approximately 50% of the units are subject to time-based vesting requirements and approximately 50% are subject to performance-based vesting requirements. The majority of the time-based RSUs generally vest ratably each December 31 over a three-year period. The PRSUs granted in 2021 vest upon achievement of the Company’s performance goal, Total Contract Value of Business Process as a Service (“BPaaS”). The PRSUs granted in 2022 vest upon achievement of the Company’s performance goal, Total BPaaS Revenue and Total Consolidated Revenue.
The Company begins to recognize expense associated with the PRSUs when the achievement of the performance condition is deemed probable. During the year ended December 31, 2022, based on management’s analysis of the corresponding performance conditions, the Company increased expected achievement levels related to the PRSUs granted in 2021.
The fair value of each RSU and PRSU is based upon the grant date market price. The aggregate grant date fair value of RSUs and PRSUs granted during the Successor year ended December 31, 2022 was $45 million and $186 million, respectively.
Restricted Share Units and Performance Based Restricted Share Units
The following tables summarizes the unit activity related to the RSUs and PRSUs during the Successor year ended December 31, 2022 and six months ended December 31, 2021:

	RSUs (1)	Weighted Average Grant Date Fair Value Per Unit	PRSUs (1)(2)	Weighted Average Grant Date Fair Value Per Unit
Balance as of July 1, 2021	854,764	$9.91	7,816,743	$9.56

Granted	9,475,330	12.60	9,107,424	12.63
Vested	(3,014,054)	12.62	—	—
Forfeited	(167,624)	12.64	(181,054)	12.51

Balance as of December 31, 2021	7,148,416	$12.27	16,743,113	$11.20

Granted	5,019,998	9.01	15,816,619	11.76
Vested	(3,053,701)	12.24	—	—
Forfeited	(1,348,552)	11.46	(2,474,009)	11.90

Balance as of December 31, 2022	7,766,161	$10.28	30,085,723	$11.38

(1)	These share totals include both unvested shares and restricted stock units.
(2)
PRSUs granted includes both new grants in the period as well as adjustments in the period to existing grants to account for the expected level of achievement of the performance-based vesting requirements.

Employee Stock Purchase Plan
In December 2022, the Company began offering its employees an Employee Stock Purchase Plan (the “ESPP”). Under the ESPP, all full-time and certain part-time employees of the Company are eligible to purchase Class A common stock of the Company twice per year at the end of a six-month
payment period (a “Payment Period”). During each Payment Period, eligible employees who so elect may authorize payroll deductions in an amount no less than 1% nor greater than 10% of his or her base pay for each payroll period in the Payment Period. At the end of each Payment Period, the accumulated deductions are used to purchase shares of Class A common stock from the Company up to a maximum of 1,250 shares for any one employee during a Payment Period. Shares are purchased at a price equal to 85% of the fair market value of the Company’s Class A common stock on the last business day of a Payment Period. As of December 31, 2022, no shares had been issued under the ESPP and the amount of share-based compensation costs related to the ESPP were not material.
Share-based Compensation
Total share-based compensation costs related to the RSUs and PRSUs are recorded in the Consolidated Statement of Comprehensive Income (Loss) as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2022	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended, December 31, 2020
Cost of services, exclusive of depreciation and amortization	$40	$19	$1	$1
Selling, general and administrative	141	48	4	4

Total share-based compensation expense	$181	$67	$5	$5

As of December 31, 2022, total future compensation expense related to unvested RSUs is $64 million which will be recognized over a remaining weighted-average amortization period of approximately 1.3 years. As of December 31, 2022, total future compensation expense related to PRSUs is $168 million which will be recognized over approximately the next 1.4 years.